FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended																														1 Months Ended		12 Months Ended
	Dec. 31, 2013 Class A		Dec. 31, 2012 Class A		Dec. 31, 2011 Class A		Dec. 31, 2013 Class C		Dec. 31, 2012 Class C		Dec. 31, 2011 Class C		Dec. 31, 2013 Class D		Dec. 31, 2012 Class D		Dec. 31, 2011 Class D		Dec. 31, 2013 Class I		Dec. 31, 2012 Class I		Dec. 31, 2011 Class I		Dec. 31, 2013 Class D1		Dec. 31, 2012 Class D1		Dec. 31, 2011 Class D1		Dec. 31, 2011 Class M		Dec. 31, 2013 Class M		Dec. 31, 2012 Class M
Per Unit Operating Performance:
Net asset value, beginning of year	$ 1.0689		$ 1.1452		$ 1.2523		$ 1.0554		$ 1.1421		$ 1.2615		$ 1.3008		$ 1.3729		$ 1.4789		$ 1.1413		$ 1.2179		$ 1.3265		$ 1.1609	[1]	$ 1.2253		$ 1.3199				$ 0.9610		$ 1.0143	[2]
Net Realized and net unrealized change in trading profit (loss)	$ (0.0138)		$ (0.0572)		$ (0.0874)		$ (0.0135)		$ (0.0565)		$ (0.0877)		$ (0.0168)		$ (0.0694)		$ (0.1039)		$ (0.0147)		$ (0.0610)		$ (0.0928)		$ (0.0150)	[1]	$ (0.0620)		$ (0.0927)		$ 0.0145	[2]	$ (0.0124)		$ (0.0513)
Expenses	$ (0.0182)		$ (0.0191)		$ (0.0197)		$ (0.0284)		$ (0.0302)		$ (0.0317)		$ (0.0031)		$ (0.0027)		$ (0.0021)		$ (0.0151)		$ (0.0156)		$ (0.0158)		$ (0.0027)	[1]	$ (0.0024)		$ (0.0019)		$ (0.0002)	[2]	$ (0.0023)		$ (0.0020)
Net asset value, before liquidation																									$ 1.1432	[1]
Less liquidating distribution																									$ 1.1432	[1]
Net asset value, end of year	$ 1.0369		$ 1.0689		$ 1.1452		$ 1.0135		$ 1.0554		$ 1.1421		$ 1.2809		$ 1.3008		$ 1.3729		$ 1.1115		$ 1.1413		$ 1.2179				$ 1.1609	[1]	$ 1.2253		$ 1.0143	[2]	$ 0.9463		$ 0.9610
Total Return:
Total return (as a percent)	(3.00%)	[3]	(6.66%)	[3]	(8.55%)	[3]	(3.96%)	[3]	(7.59%)	[3]	(9.46%)	[3]	(1.53%)	[3]	(5.25%)	[3]	(7.17%)	[3]	(2.61%)	[3]	(6.29%)	[3]	(8.18%)	[3]	(1.53%)	[1],[3]	(5.25%)	[3]	(7.17%)	[3]	1.43%	[2],[3]	(1.53%)	[3]	(5.25%)	[3]
Ratios to Average Members' Capital:
Expenses (as a percent)	1.74%		1.70%		1.64%	[4]	2.74%		2.70%		2.64%	[4]	0.24%		0.20%		0.15%	[4]	1.34%		1.30%		1.24%	[4]	0.24%	[1]	0.20%		0.15%	[4]	0.01%	[2],[4]	0.24%		0.20%
Net investment income (loss) (as a percent)	(1.74%)		(1.70%)		(1.64%)	[4]	(2.74%)		(2.70%)		(2.64%)	[4]	(0.24%)		(0.20%)		(0.15%)	[4]	(1.34%)		(1.30%)		(1.24%)	[4]	(0.24%)	[1]	(0.20%)		(0.15%)	[4]	(0.01%)	[2],[4]	(0.24%)		(0.20%)

[1]	Units liquidated as of December 31, 2013.
[2]	Units issued on December 1, 2011.
[3]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member's return may vary from these returns based on timing of capital transactions.
[4]	The ratios to average members' capital have been annualized. The total return ratios are not annualized.